SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Intangible Assets Weighted Average Amortization Period
The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, as the following weighted average  in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1